Note 6 - Long-term Debt (Tables)	9 Months Ended
Sep. 30, 2016
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
Borrower	December 31, 2015	September 30, 2016
Xingang Shipping Ltd. / Joanna Maritime Ltd.	1,276,040	1,103,915
Manolis Shipping Ltd.	4,500,000	-
Saf Concord Shipping Ltd.	3,250,000	-
Pantelis Shipping Corp.	5,120,000	4,840,000
Noumea Shipping Ltd.	7,800,000	7,080,000
Eirini Shipping Ltd. / Eleni Shipping Ltd.	13,200,000	12,850,000
Eternity Shipping Company	5,375,000	-
Allendale Investments S.A. / Alterwall Business Inc. / Manolis Shipping Ltd. / Saf Concord Shipping Ltd. / Aggeliki Shipping Ltd. /Eternity Shipping Company / Jonathan John Shipping Ltd.	-	13,580,000
Kamsarmax One Shipping Ltd.	-	13,333,000
	40,521,040	52,786,915
Less: Current portion	(14,810,000)	(5,464,000)
Long-term portion	25,711,040	4 7,322,915
Deferred Charges, current portion	124,234	146,649
Deferred charges, long-term portion	158,338	312,258
Long-term debt, current portion net of deferred charges	14,685,766	5,317,351
Long-term debt, long-term portion net of deferred charges	25,552,702	47,010 ,657

Schedule of Future Annual Loan Repayments [Table Text Block]
To September 30:
2017	5,464 ,000
2018	1 5,782,915
2019	21,009,000
2020	934,000
2021	934,000
Thereafter	8,663,000
Total	52,786,915